Finance cost	12 Months Ended
Mar. 31, 2018
Finance cost
Finance cost

16. Finance cost

	March 31,
	2016	2017	2018
Bank charges	15,653	16,007	22,334
Foreign exchange loss (net)	14,729	14,525	8,154
Interest on borrowings	58,765	77,421	122,568
Unwinding of discount on other financial liability	22,826	41,910	—

Total	111,973	149,863	153,056